Long-Term borrowings (Tables)	6 Months Ended
Jun. 30, 2024
Long-Term borrowings
Schedule of loan agreements

		Unamortized		Outstanding
		Deferred		Net of Loan
		Financing Fees		Financing Fees
	Outstanding Balance as	as of June 30,		as of June 30,	Interest Rate
Vessel	of June 30, 2024	2024		2024	(SOFR(S)+Margin)
Milos	$33,975,000	$187,877		$33,787,123	S+1.75%
Poliegos	31,110,000	311,100		30,798,900	S+1.60%*
Kimolos	30,800,000	157,246		30,642,754	S+1.90%
Folegandros	30,800,000	157,246		30,642,754	S+1.90%
Nissos Sikinos	39,637,500	286,858		39,350,642	S+1.85%
Nissos Sifnos	39,637,500	288,573		39,348,927	S+1.85%
Nissos Rhenia	53,710,627	924,768		52,785,859	S+5.18%
Nissos Despotiko	54,074,816	939,287		53,135,529	S+5.18%
Nissos Donoussa	56,835,000	1,331,315	**	55,503,685	S+1.65%
Nissos Kythnos	60,000,000	234,761		59,765,239	S+1.40%
Nissos Keros	42,600,000	217,493		42,382,507	S+1.90%
Nissos Anafi	72,269,554	335,437		71,934,117	S+1.90%
Nissos Kea	64,565,625	644,646**		63,920,979	S+2.00%
Nissos Nikouria	65,475,000	714,317**		64,760,683	S+2.00%
Total	$675,490,622	$6,730,924		$668,759,698	S+2.35%
Poliegos (prior refinancing)	31,003,562	210,149		30,793,413
Total	$675,384,184	$6,629,973		$668,754,211
Other Finance-lease liabilities				4,502
Total				$668,758,713

*Reflects pricing of the Poliegos New Facility, which closed on July 1, 2024

**	Net of unamortized modification gain

Schedule of finance lease liabilities with respect to the Right-of-Use assets

The Group has recognized the following finance liabilities with respect to the Right-of-Use assets:

	As of June 30,	As of December 31,
	2024	2023
Office space	$2,062	$14,518
Cars	2,440	19,220
Total	$4,502	$33,738

The maturities of lease liabilities are the following:

	As of June 30,	As of December 31,
	2024	2023
No later than one year	$4,929	$34,506
Later than one year and not later than five years	—	—
Total	$4,929	$34,506

Schedule of debt

Long-term debt net of current portion and current portion of long-term borrowings are analyzed as follows:

	Long-term
	borrowings,
	net of current	Current portion of
As of December 31, 2023	portion	long-term borrowings	Total
Outstanding loan balance	$619,582,782	$78,903,582	$698,486,364
Loan financing fees	(4,282,657)	(954,759)	(5,237,416)
Total	615,300,125	77,948,823	693,248,948

	Long-term
	borrowings,
	net of current	Current portion of
As of June 30, 2024	portion	long-term borrowings	Total
Outstanding loan balance	$599,765,494	$75,618,690	$675,384,184
Loan financing fees	(5,100,273)	(1,529,700)	(6,629,973)
Total	$594,665,221	$74,088,990	$668,754,211

The borrowings are repayable as follows:

USD	As of June 30, 2024	As of December 31, 2023
No later than one year	$75,618,690	$78,903,582
Later than one year and not later than five years	283,193,950	278,087,160
Thereafter	316,571,544	341,495,622
Total	$675,384,184	$698,486,364
Less: Amounts due for settlement within 12 months	(75,618,690)	(78,903,582)
Long-term borrowings, net of current portion	$599,765,494	$619,582,782